AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks — 95.6%
Aerospace & Defense — 3.7%
Boeing Co. (The)*	111,245	$21,469,172
General Dynamics Corp.	138,435	39,106,503
Huntington Ingalls Industries, Inc.	22,338	6,510,857
L3Harris Technologies, Inc.	118,097	25,166,471
Northrop Grumman Corp.	40,304	19,291,913
RTX Corp.	171,001	16,677,727
		128,222,643
Air Freight & Logistics — 1.0%
FedEx Corp.	48,229	13,973,870
United Parcel Service, Inc. (Class B Stock)	128,276	19,065,662
		33,039,532
Automobile Components — 0.5%
Adient PLC*	73,891	2,432,492
Magna International, Inc. (Canada)(a)	257,855	14,047,940
		16,480,432
Automobiles — 0.8%
General Motors Co.	570,990	25,894,397
Banks — 9.0%
Bank of America Corp.	539,270	20,449,118
Citigroup, Inc.	801,444	50,683,319
Citizens Financial Group, Inc.(a)	456,276	16,558,256
Fifth Third Bancorp	201,989	7,516,011
Huntington Bancshares, Inc.	426,404	5,948,336
JPMorgan Chase & Co.	403,154	80,751,746
M&T Bank Corp.	102,702	14,936,979
PNC Financial Services Group, Inc. (The)	66,072	10,677,235
Regions Financial Corp.(a)	736,893	15,504,229
Royal Bank of Canada (Canada)	129,071	13,018,109
U.S. Bancorp(a)	581,545	25,995,061
Wells Fargo & Co.	801,221	46,438,769
		308,477,168
Beverages — 1.7%
Coca-Cola Co. (The)	69,857	4,273,851
Diageo PLC (United Kingdom)	324,309	12,000,153
Keurig Dr. Pepper, Inc.	435,489	13,356,448
PepsiCo, Inc.	75,230	13,166,002
Pernod Ricard SA (France)	91,396	14,795,565
		57,592,019
Biotechnology — 0.9%
AbbVie, Inc.	69,591	12,672,521
Gilead Sciences, Inc.	230,723	16,900,460
		29,572,981
Broadline Retail — 0.1%
Kohl’s Corp.(a)	96,251	2,805,717
Building Products — 0.8%
Johnson Controls International PLC	278,670	18,202,725
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Trane Technologies PLC	26,802	$8,045,960
		26,248,685
Capital Markets — 5.1%
Ares Management Corp. (Class A Stock)	104,901	13,949,735
Bank of New York Mellon Corp. (The)	244,153	14,068,096
BlackRock, Inc.(a)	12,914	10,766,402
Charles Schwab Corp. (The)	89,036	6,440,864
Goldman Sachs Group, Inc. (The)	67,647	28,255,476
Intercontinental Exchange, Inc.	95,276	13,093,781
KKR & Co., Inc.	101,523	10,211,183
Morgan Stanley	333,088	31,363,566
Nasdaq, Inc.	294,853	18,605,224
Raymond James Financial, Inc.	128,607	16,515,711
State Street Corp.	155,576	12,029,136
		175,299,174
Chemicals — 2.1%
Celanese Corp.(a)	59,662	10,253,511
CF Industries Holdings, Inc.	71,122	5,918,062
Corteva, Inc.	95,607	5,513,656
DuPont de Nemours, Inc.(a)	170,798	13,095,083
Olin Corp.	196,011	11,525,447
PPG Industries, Inc.	116,647	16,902,150
RPM International, Inc.	34,911	4,152,663
Sherwin-Williams Co. (The)	13,344	4,634,771
		71,995,343
Commercial Services & Supplies — 0.0%
Veralto Corp.	5,679	503,500
Communications Equipment — 2.0%
Cisco Systems, Inc.	420,579	20,991,098
F5, Inc.*	136,073	25,798,080
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	3,925,842	21,631,389
		68,420,567
Consumer Finance — 0.8%
American Express Co.	85,561	19,481,384
Capital One Financial Corp.	25,004	3,722,846
Discover Financial Services	36,700	4,811,003
		28,015,233
Consumer Staples Distribution & Retail — 0.8%
Target Corp.	86,133	15,263,629
Walmart, Inc.	183,671	11,051,484
		26,315,113
Containers & Packaging — 0.2%
International Paper Co.	219,528	8,565,983
Distributors — 0.4%
LKQ Corp.	255,126	13,626,280
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	124,075	5,206,187
A1

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 3.6%
American Electric Power Co., Inc.	188,407	$16,221,843
Duke Energy Corp.	167,796	16,227,551
Exelon Corp.	619,233	23,264,584
NextEra Energy, Inc.	25,554	1,633,156
PG&E Corp.	392,666	6,581,082
PPL Corp.	856,884	23,590,017
Southern Co. (The)	427,056	30,636,997
Xcel Energy, Inc.	111,507	5,993,501
		124,148,731
Electrical Equipment — 0.9%
Eaton Corp. PLC	46,438	14,520,234
Emerson Electric Co.	137,821	15,631,658
		30,151,892
Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	540,177	17,804,234
TE Connectivity Ltd.	139,630	20,279,861
		38,084,095
Energy Equipment & Services — 0.9%
Baker Hughes Co.	249,005	8,341,668
Halliburton Co.	125,826	4,960,061
NOV, Inc.	842,518	16,445,951
		29,747,680
Entertainment — 0.2%
Walt Disney Co. (The)	20,314	2,485,621
Warner Bros Discovery, Inc.*	686,201	5,990,535
		8,476,156
Financial Services — 1.8%
Corebridge Financial, Inc.(a)	308,689	8,868,635
Equitable Holdings, Inc.	339,868	12,918,383
Euronet Worldwide, Inc.*	78,090	8,584,434
Fidelity National Information Services, Inc.(a)	230,000	17,061,400
Fiserv, Inc.*(a)	86,797	13,871,896
		61,304,748
Food Products — 1.5%
Archer-Daniels-Midland Co.	171,066	10,744,656
Conagra Brands, Inc.	419,547	12,435,373
General Mills, Inc.	77,400	5,415,678
Mondelez International, Inc. (Class A Stock)	99,989	6,999,230
Nestle SA	120,492	12,802,270
Tyson Foods, Inc. (Class A Stock)	76,785	4,509,583
		52,906,790
Gas Utilities — 0.4%
Atmos Energy Corp.	129,715	15,419,222
Ground Transportation — 1.4%
Canadian National Railway Co. (Canada) (NYSE)	42,553	5,604,656
Canadian National Railway Co. (Canada) (TSX)	74,207	9,771,734
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
Norfolk Southern Corp.	27,928	$7,118,009
Union Pacific Corp.	102,417	25,187,413
		47,681,812
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	85,773	9,748,959
Baxter International, Inc.	199,047	8,507,269
Becton, Dickinson & Co.	74,541	18,445,171
Boston Scientific Corp.*	64,268	4,401,715
GE HealthCare Technologies, Inc.	145,742	13,249,405
Medtronic PLC(a)	357,466	31,153,162
Zimmer Biomet Holdings, Inc.	105,488	13,922,306
		99,427,987
Health Care Providers & Services — 5.6%
Cigna Group (The)(a)	127,692	46,376,458
CVS Health Corp.	297,143	23,700,126
Elevance Health, Inc.	117,734	61,049,788
HCA Healthcare, Inc.	31,677	10,565,230
Humana, Inc.	15,000	5,200,800
McKesson Corp.	44,559	23,921,499
UnitedHealth Group, Inc.	40,186	19,880,014
		190,693,915
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.(a)	469,722	9,713,851
Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc.	2,536	9,200,304
Las Vegas Sands Corp.	96,549	4,991,583
Marriott International, Inc. (Class A Stock)	52,498	13,245,770
		27,437,657
Household Durables — 0.3%
Lennar Corp. (Class A Stock)	60,772	10,451,569
Household Products — 0.8%
Colgate-Palmolive Co.	99,603	8,969,250
Kimberly-Clark Corp.	99,928	12,925,687
Reckitt Benckiser Group PLC (United Kingdom)	96,349	5,492,379
		27,387,316
Industrial Conglomerates — 2.2%
3M Co.	25,789	2,735,439
General Electric Co.	119,940	21,053,068
Honeywell International, Inc.	140,877	28,915,004
Siemens AG (Germany)	96,161	18,360,874
Siemens AG (Germany), ADR	34,896	3,330,125
		74,394,510
Industrial REITs — 0.5%
Prologis, Inc.	128,610	16,747,594
Rexford Industrial Realty, Inc.(a)	31,600	1,589,480
		18,337,074
Insurance — 6.8%
Allstate Corp. (The)	37,990	6,572,650

A2

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
American International Group, Inc.	587,783	$45,946,997
Aon PLC (Class A Stock)(a)	67,392	22,490,058
Chubb Ltd.	137,847	35,720,293
Hartford Financial Services Group, Inc. (The)	300,113	30,926,645
Marsh & McLennan Cos., Inc.	111,005	22,864,810
MetLife, Inc.	254,353	18,850,101
Progressive Corp. (The)	161,679	33,438,451
Travelers Cos., Inc. (The)	77,724	17,887,401
		234,697,406
Interactive Media & Services — 0.4%
Alphabet, Inc. (Class A Stock)*	102,163	15,419,462
IT Services — 1.0%
Accenture PLC (Class A Stock)	64,184	22,246,816
Amdocs Ltd.	141,709	12,806,243
		35,053,059
Machinery — 2.2%
CNH Industrial NV(a)	646,499	8,378,627
Cummins, Inc.	75,860	22,352,149
Illinois Tool Works, Inc.	39,819	10,684,632
Otis Worldwide Corp.(a)	33,268	3,302,514
PACCAR, Inc.	109,451	13,559,885
Stanley Black & Decker, Inc.	167,062	16,360,382
		74,638,189
Media — 1.8%
Comcast Corp. (Class A Stock)	944,013	40,922,963
News Corp. (Class A Stock)	467,088	12,228,364
Omnicom Group, Inc.	62,770	6,073,625
Paramount Global (Class B Stock)(a)	192,632	2,267,279
		61,492,231
Metals & Mining — 0.8%
Barrick Gold Corp. (Canada)	643,043	10,700,235
Rio Tinto PLC (Australia), ADR	280,282	17,865,175
		28,565,410
Multi-Utilities — 1.6%
Ameren Corp.	71,607	5,296,054
Dominion Energy, Inc.	608,797	29,946,724
Sempra	251,505	18,065,604
		53,308,382
Oil, Gas & Consumable Fuels — 8.3%
APA Corp.	754,126	25,926,852
Chevron Corp.	55,864	8,811,987
ConocoPhillips	463,761	59,027,500
Coterra Energy, Inc.	480,570	13,398,292
EOG Resources, Inc.	295,650	37,795,896
EQT Corp.	430,174	15,946,550
Exxon Mobil Corp.	89,621	10,417,545
Marathon Oil Corp.	729,920	20,685,933
Murphy Oil Corp.	87,607	4,003,640
Ovintiv, Inc.	147,467	7,653,537
Phillips 66	81,446	13,303,390
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pioneer Natural Resources Co.	60,156	$15,790,950
Shell PLC (Netherlands), ADR(a)	216,083	14,486,204
Suncor Energy, Inc. (Canada)	317,624	11,723,502
Targa Resources Corp.	75,425	8,446,846
TotalEnergies SE (France), ADR(a)	211,432	14,552,864
Williams Cos., Inc. (The)	101,338	3,949,142
		285,920,630
Passenger Airlines — 0.1%
Southwest Airlines Co.	137,539	4,014,763
Personal Care Products — 1.9%
Kenvue, Inc.	1,543,621	33,126,107
Unilever PLC (United Kingdom), ADR(a)	626,682	31,453,169
		64,579,276
Pharmaceuticals — 6.0%
AstraZeneca PLC (United Kingdom), ADR	186,816	12,656,784
Bristol-Myers Squibb Co.	76,003	4,121,643
Elanco Animal Health, Inc.*	289,238	4,708,795
GSK PLC, ADR	82,142	3,521,427
Johnson & Johnson	365,258	57,780,163
Merck & Co., Inc.	434,023	57,269,335
Pfizer, Inc.	1,687,666	46,832,731
Roche Holding AG	52,970	13,524,250
Sanofi SA, ADR	72,052	3,501,727
Viatris, Inc.(a)	214,804	2,564,760
		206,481,615
Professional Services — 0.2%
Equifax, Inc.	30,549	8,172,468
Residential REITs — 0.3%
AvalonBay Communities, Inc.	53,477	9,923,192
Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	91,909	18,178,681
Applied Materials, Inc.	15,253	3,145,626
Broadcom, Inc.	5,578	7,393,137
Intel Corp.	186,326	8,230,019
KLA Corp.	21,158	14,780,344
NXP Semiconductors NV (China)	105,754	26,202,669
QUALCOMM, Inc.	186,685	31,605,771
Texas Instruments, Inc.	100,894	17,576,744
		127,112,991
Software — 0.4%
Microsoft Corp.	24,309	10,227,282
Oracle Corp.	40,808	5,125,893
		15,353,175
Specialized REITs — 1.8%
Crown Castle, Inc.	153,101	16,202,679
Gaming & Leisure Properties, Inc.	348,245	16,043,647
Public Storage	10,998	3,190,080
Weyerhaeuser Co.	705,246	25,325,384
		60,761,790

A3

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 0.9%
Lowe’s Cos., Inc.	85,967	$21,898,374
Tractor Supply Co.(a)	37,705	9,868,153
		31,766,527
Technology Hardware, Storage & Peripherals — 0.8%
Samsung Electronics Co. Ltd. (South Korea)	168,273	10,112,788
Western Digital Corp.*	230,149	15,705,368
		25,818,156
Tobacco — 0.9%
Philip Morris International, Inc.	321,471	29,453,173
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	47,103	7,688,151
Vodafone Group PLC (United Kingdom), ADR(a)	609,653	5,425,912
		13,114,063

Total Common Stocks (cost $2,827,973,074)		3,277,691,917
Unaffiliated Exchange-Traded Funds — 2.9%
iShares Russell 1000 Value ETF	362,404	64,910,180
SPDR Portfolio S&P 500 Value ETF	645,940	32,361,594

Total Unaffiliated Exchange-Traded Funds (cost $86,458,831)		97,271,774

Total Long-Term Investments (cost $2,914,431,905)		3,374,963,691
Short-Term Investments — 8.4%
Affiliated Mutual Funds — 7.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	22,803,917	22,803,917
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $230,579,708; includes $229,423,050 of cash collateral for securities on loan)(b)(wb)	230,674,662	230,559,324

Total Affiliated Mutual Funds (cost $253,383,625)		253,363,241

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.3%
Federal Home Loan Bank
5.153%	04/01/24	9,338	9,332,425
(cost $9,338,000)

	Shares	Value
Unaffiliated Fund — 0.7%
Dreyfus Government Cash Management (7-day effective yield 5.200%) (Institutional Shares)	26,130,214	$26,130,214
(cost $26,130,214)

Total Short-Term Investments (cost $288,851,839)		288,825,880

TOTAL INVESTMENTS—106.9% (cost $3,203,283,744)		3,663,789,571

Liabilities in excess of other assets — (6.9)%		(236,471,848)

Net Assets — 100.0%		$3,427,317,723

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
NYSE	New York Stock Exchange
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
TSX	Toronto Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $225,263,278; cash collateral of $229,423,050 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4